Income Taxes (Details) - Schedule of Income Taxes at Statutory Rates - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Income Taxes At Statutory Rates Abstract
Net loss	$ (528,951)	$ (1,499,742)	$ (1,501,683)	$ (1,381,523)	$ (2,310,655)	$ (1,326,889)			$ (10,512,157)	$ (22,473,192)
Income tax at federal statutory rate									(2,838,000)	(5,876,000)
Change in statutory, foreign tax, foreign exchange rates and other									536,000	(12,000)
Permanent differences									(218,000)	1,875,000
Share issue costs										370,000
Change in unrecognized deductible temporary differences									2,686,000	3,643,000
Other									(166,000)
Income tax expense